Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000013020
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series C
C000133198
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series LD
C000013019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series M
C000013021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series R
C000114641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fixed Income SHares: Series TE
Without Sales Load [Member] | C000013020
Average Annual Return [Line Items]
Average Annual Return, Percent		6.86%	0.78%	1.88%
Without Sales Load [Member] | C000133198
Average Annual Return [Line Items]
Average Annual Return, Percent		7.72%	2.19%	2.68%
Without Sales Load [Member] | C000013019
Average Annual Return [Line Items]
Average Annual Return, Percent		7.35%	1.42%	3.44%
Without Sales Load [Member] | C000013021
Average Annual Return [Line Items]
Average Annual Return, Percent		2.87%	2.01%	1.87%
Without Sales Load [Member] | C000114641
Average Annual Return [Line Items]
Average Annual Return, Percent		8.32%	3.03%	3.65%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)	1.35%
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.63%	(0.23%)	1.35%
PIMCO INDEX: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		3.21%	1.16%	2.39%
PIMCO INDEX: Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent		5.60%	1.32%	2.20%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.42%	0.54%	2.21%
PIMCO INDEX: 50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index
Average Annual Return, Percent		5.08%	1.22%	1.69%
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent		4.53%	1.06%	1.14%
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed-Rate Index
Average Annual Return, Percent		2.12%	(0.76%)	0.89%
PIMCO INDEX: Bloomberg U.S. Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Average Annual Return, Percent		4.42%	0.54%	2.21%
PIMCO INDEX: Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Average Annual Return, Percent		2.71%	2.07%	1.91%
PIMCO INDEX: ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
Average Annual Return, Percent		1.72%	1.62%	1.81%
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent		3.19%	1.22%	1.13%
PIMCO INDEX: 50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		5.37%	2.12%	3.59%
PIMCO INDEX: Bloomberg High Yield Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent		8.90%	3.00%	4.66%